Other operating expenses - Charges in respect of DOJ and OFAC investigations - Additional Information (Details) £ in Millions, $ in Millions		12 Months Ended
	Apr. 25, 2023 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)
Other Operating Expenses [Line Items]
Trade and other payables		£ 9,328.0	£ 9,550.0
– (decrease)/increase in trade and other payables		(207.0)	58.0	£ 640.0
DOJ & OFAC investigation
Other Operating Expenses [Line Items]
Additional provisions, other provisions				£ 75.0	£ 450.0	$ 540
DOJ & OFAC investigation
Other Operating Expenses [Line Items]
Agreement term	3 years
Trade and other payables	$ 635	£ 472.3					$ 635
– (decrease)/increase in trade and other payables			£ 4.0